CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,059	$ 4,972	$ 14,884	$ 15,068
Cost of sales	2,429	2,371	7,071	7,201
Gross Profit	2,630	2,601	7,813	7,867
Research and development expenses	348	324	1,016	914
Selling and marketing expenses	971	914	2,948	2,823
General and administrative expenses	297	292	923	920
Legal settlements, impairments, restructuring and others	213	1,131	1,837	1,335
Operating income (loss)	801	(60)	1,089	1,875
Financial expenses - net	76	73	340	240
Income (loss) before income taxes	725	(133)	749	1,635
Income taxes	12	(57)	(157)	(27)
Share in losses of associated companies - net	7	8	30	32
Net income (loss)	706	(84)	876	1,630
Net loss attributable to non-controlling interests	(5)	(5)	(13)	(13)
Net income (loss) attributable to Teva.	$ 711	$ (79)	$ 889	$ 1,643
Earnings (loss) per share attributable to Teva:
Basic	$ 0.84	$ (0.09)	$ 1.05	$ 1.88
Diluted	$ 0.84	$ (0.09)	$ 1.04	$ 1.88
Weighted average number of shares (in millions):
Basic	845	869	850	873
Diluted	846	869	851	875